EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares (000s)	77,859	77,859	77,859	77,859
The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net loss attributable to Frontline Ltd.	(49,017)	(166,156)	(66,188)	(185,935)